Compensation Related Costs, Share Based Payments (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU issued for director fee payable (in shares)	427,691	224,050	435,128
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU issued for director fee payable (in shares)	0	104,215	147,557
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU issued for director fee payable (in shares)	290,540	0	185,365
Deferred Share Units ("DSUs")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU issued for director fee payable (in shares)	137,151	119,835	102,206